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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-22595

FSI Low Beta Absolute Return Fund

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (918) 585-5858

Date of fiscal year end:         August 31, 2014

Date of reporting period:       February 28, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

FSI LOW BETA ABSOLUTE
RETURN FUND

Semi-Annual Report
February 28, 2014

(Unaudited)

Investment Adviser	Administrator
Financial Solutions, Inc.	Ultimus Fund Solutions, LLC
320 South Boston, Suite 1130	P.O. Box 46707
Tulsa, Oklahoma 74103	Cincinnati, Ohio 45246-0707
1-877-379-7380

FSI LOW BETA ABSOLUTE RETURN FUND
LETTER TO OUR UNITHOLDERS

Shareholder Letter for Semi-Annual Report:

We are pleased to provide the semi-annual report for the FSI Low Beta Absolute Return Fund (the “Fund”) for the six-month reporting period ended February 28, 2014 (the “Period”).  Please read on for Fund performance and a brief overview of the economic and market conditions during the Fund’s reporting period.

For the Period, the FSI Low Beta Absolute Return Fund (the “Fund”) posted a 8.62% return, compared to 6.04% for its benchmark, the HFRI Fund of Funds Diversified Index (the “Benchmark”).  The Fund’s return includes the annual distribution payable to investors as of December 31, 2013.

The Fund’s outperformance during the Period was largely driven by the Fund’s Beta Exposure (“Beta Exposure”).  As a reminder, the Fund, at the Adviser’s discretion, has the ability to invest in U.S. Treasury Futures in order to help mitigate the volatility of the Fund’s interests in private investment funds (also known as hedge funds) during negative or expected negative movements in the equity markets.  In early January, the Adviser implemented the Beta Exposure based upon a variety of factors, including what it believed to be extended equity market valuations, concerns about the U.S. Federal Reserve’s decision to taper its quantitative easing program, and the appearance of an economic slowdown in China.  The decision was rewarded in January, with the U.S. Treasury Futures performing well amidst volatility and general market unease.

In addition to the Beta Exposure, positive performance was attributable to the Fund’s exposure to hedge funds that take advantage of Event Driven trading strategies.  These hedge funds take advantage of certain events such as mergers and acquisitions, liquidations, re-capitalizations, share buybacks, divestitures, and spin-offs and various distressed situations (i.e., bankruptcy proceedings and financial reorganizations).  With companies looking to grow both organically and strategically, Event Driven trading strategies performed well due to significant corporate activity.  We expect this to continue as companies will look to corporate acquisitions, strategic mergers, and spinoffs in order to demonstrate growth going forward.

One of the detractors for the Fund over the Period continued to be the exposure to hedge funds employing global macro trading strategies.  The performance of these hedge funds suffered largely due to global central bank intervention, which resulted in difficult markets to trade from a technical and fundamental perspective.  We continue to actively monitor this space and believe that as global central banks begin to pullback from their unprecedented intervention, global macro trading strategies should benefit.

As we look forward, we continue to believe that top-down, macroeconomic data and global monetary policy will drive performance of most major asset classes.  Given the unpredictable nature of how markets and global policy makers will react to such information, we believe that we are likely to see a period of increased volatility across most major asset classes, particularly global equity markets.  This volatility will largely be driven by how the market perceives economic data in conjunction with policy makers’

FSI LOW BETA ABSOLUTE RETURN FUND
LETTER TO OUR UNITHOLDERS (Continued)

announced decision to reduce market intervention.  We believe such volatility may be beneficial for the Fund for several reasons.  First, it may create opportunities for the underlying managers to exploit, as volatility tends to create pricing distortions.  Secondly, given the Fund’s multi-strategy approach, we believe that the underlying investment managers have the flexibility to take advantage of such volatility.

We are pleased with our current manager line-up and the performance of the Fund since inception as well as over the Period.  We continue to strive to maintain exposure to a variety of hedge fund managers that collectively employ an assortment of alternative investment strategies.

AN INVESTMENT IN THE FUND SHOULD BE CONSIDERED A SPECULATIVE INVESTMENT THAT ENTAILS A HIGH DEGREE OF RISK AND UNITS OF THE FUND ARE ONLY AVAILABLE FOR PURCHASE BY CERTAIN ELIGIBLE INVESTORS.  IT IS POSSIBLE THAT AN INVESTOR MAY LOSE SOME OR ALL OF ITS INVESTMENT AND THAT THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE.  FOR A COMPLETE DESCRIPTION OF THE RISKS INVOLVED AND THE ELIGILIBITY CRITERIA FOR INVESTORS, PLEASE REFER TO THE FUND’S CURRENT PROSPECTUS.

A FUND UNITHOLDER DOES NOT HAVE THE RIGHT TO REQUIRE THE FUND TO REDEEM OR REPURCHASE ITS UNITS AND MAY NOT HAVE ACCESS TO THE MONEY IT INVESTS FOR AN INDEFINITE PERIOD OF TIME.  REPURCHASES WILL BE MADE AT SUCH TIMES, AND IN SUCH AMOUNTS, AND ON SUCH TERMS AS MAY BE DETERMINED BY THE FUND’S BOARD OF TRUSTEES, IN ITS SOLE DISCRETION.  FUND UNITS ARE NOT, AND ARE NOT EXPECTED TO BE, LISTED FOR TRADING ON ANY SECURITIES EXCHANGE AND, TO THE FUND’S KNOWLEDGE, THERE IS NO, NOR WILL THERE BE, A SECONDARY TRADING MARKET FOR THE UNITS.  UNITS ARE SUBJECT TO SUBSTANTIAL RESTRICTIONS ON TRANSFERABILITY AND RESALE, AND MAY NOT BE TRANSFERRED OR RESOLD EXCEPT AS PERMITTED UNDER THE FUND’S AGREEMENT AND DECLARATION OF TRUST, AS MAY BE AMENDED OR AMENDED AND RESTATED FROM TIME TO TIME.  A UNITHOLDER SHOULD NOT EXPECT TO BE ABLE SELL ITS UNITS REGARDLESS OF HOW THE FUND PERFORMS.  BECAUSE A UNITHOLDER MAY BE UNABLE TO SELL ITS UNITS, THE UNITHOLDER WILL BE UNABLE TO REDUCE ITS EXPOSOSURE TO THE FUND ON ANY MARKET DOWNTURN.

THE PAST PERFORMANCE OF ANY INVESTMENT, INVESTMENT STRATEGY, OR INVESTMENT STYLE IS NOT INDICATIVE OF FUTURE PERFORMANCE.  RESULTS OF AN INVESTMENT IN THE FUND MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.  TOTAL RETURN FIGURES FOR THE FUND INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AS APPLICABLE, AND ARE NET OF FEES.  REFERENCES TO THE BENCHMARK ARE FOR COMPARATIVE PURPOSES ONLY.

THE VIEWS IN THIS REPORT ARE THOSE OF FINANCIAL SOLUTIONS, INC. (“FSI”), THE FUND’S INVESTMENT ADVISER.  THESE VIEWS ARE FOR THE PERIOD ENDED FEBRUARY 28, 2014 AND MAY NOT REFLECT FSI’S VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER.

THE HFRI FUND OF FUNDS DIVERSIFIED INDEX REPRESENTS FUND OF FUNDS THAT EXHIBIT ONE OR MORE OF THE FOLLOWING CHARACTERISTICS: INVESTS IN A VARIETY OF STRATEGIES AMONG MULTIPLE MANAGERS; HISTORICAL ANNUAL RETURN AND/OR A STANDARD DEVIATION GENERALLY SIMILAR TO THE HFRI FUND OF FUND COMPOSITE

FSI LOW BETA ABSOLUTE RETURN FUND
LETTER TO OUR UNITHOLDERS (Continued)

INDEX; DEMONSTRATES GENERALLY CLOSE PERFORMANCE AND RETURNS DISTRIBUTION CORRELATION TO THE HFRI FUND OF FUND COMPOSITE INDEX.  A FUND IN THE HFRI FUND OF FUND DIVERSIFIED INDEX TENDS TO SHOW MINIMAL LOSS IN DOWN MARKETS WHILE ACHIEVING SUPERIOR RETURNS IN UP MARKETS.  FUND OF FUNDS INVEST WITH MULTIPLE MANAGERS THROUGH FUNDS OR MANAGED ACCOUNTS.  THE STRATEGY DESIGNS A DIVERSIFIED PORTFOLIO OF MANAGERS WITH THE OBJECTIVE OF SIGNIFICANTLY LOWERING THE RISK (VOLATILITY) OF INVESTING WITH AN INDIVIDUAL PORTFOLIO MANAGER.  THE FUND OF FUNDS MANAGER HAS DISCRETION IN CHOOSING WHICH STRATEGIES TO INVEST IN FOR THE PORTFOLIO.

BETA IS A QUANTITATIVE MEASURE OF VOLATILITY OF A SECURITY OR STRATEGY RELATIVE TO A MARKET INDEX.  AN INVESTMETN WITH A BETA LESS THAN 1.0 IS LESS VOLATILE THAN THE MARKET WHILE AN INVESTMENT WITH A BETA GREATER THAN 1.0 IS MORE VOLATILE THAN THE MARKET.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Shares	Underlying Funds (a) - 87.9%	Value

Event Driven Strategies - 15.6%
43	Candlewood Structured Credit Harvest Fund, Ltd., Series 1	$474,058
25	Candlewood Structured Credit Harvest Fund, Ltd., Series 2	268,319
23	Candlewood Structured Credit Harvest Fund, Ltd., Series 3	252,972
14	Candlewood Structured Credit Harvest Fund, Ltd., Series 4	155,492
3,374	Pluscios Offshore Fund, SPC, Class F, Series 0713 (b)	3,708,126
1,068	Scoggin Worldwide Distressed Fund Ltd., Class Q, Series 0913.1	1,138,182
		5,997,149
Global Macro Strategies - 1.9%
459	Centennial Global Macro Fund Segregated Portfolio, Series D 0713 (c)	431,214
131	Centennial Global Macro Fund Segregated Portfolio, Series D 0813 (c)	125,071
165	Centennial Global Macro Fund Segregated Portfolio, Series D 0913 (c)	160,609
		716,894
Long/Short Equity Strategies - 25.9%
1,000	Eminence Fund, Ltd., Class A, Series 1 (2014)	1,034,471
398	Harvey SMidCap Offshore Fund, Ltd., Class A Sub-Class 1, Series 1	936,098
350	Harvey SMidCap Offshore Fund, Ltd., Class A Sub-Class 1, Series 0114	363,061
53,876	Lanx Offshore Partners, Ltd., Class A, Series 0114 III R8	5,566,996
619	Marcato International Ltd., Class A, Subclass A1 Initial Series	981,901
517	Miura Global Fund, Ltd., Class AA Sub Class II, Series 0713	602,669
450	Miura Global Fund, Ltd., Class AA Sub Class II, Series 0913	519,602
		10,004,798
Multi Strategies - 24.6%
745	Atlas Enhanced Fund, Ltd., Class B, Initial Series 0311	1,021,938
300	Atlas Enhanced Fund, Ltd., Class B, Series 0114	319,041
855	Millenium International, Ltd., Class EE Sub Class III, Series 01A	1,342,274
19,139	Titan Masters International Fund, Ltd., Series D1-5	4,005,678
15,000	Titan Masters International Fund, Ltd., Series D1-14	1,535,952
784	Whitebox Multi-Strategy Fund, Ltd., Class E, Series E-10	1,077,182
200	Whitebox Multi-Strategy Fund, Ltd., Class E, Series 01-14	206,963
		9,509,028
Relative Value Strategies: Fixed Income Hedge and Fixed Income Arbitrage - 8.5%
7,073	Greylock Global Opportunity Fund (Offshore), Ltd., Class A, Series 1	1,138,108
1,000	IAM Credit Opportunities Offshore Fund, Ltd., Class A	1,023,960
1,051	MidOcean Absolute Return Credit Offshore Fund, Ltd.	1,121,978
		3,284,046

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	Underlying Funds - 87.9% (Continued)	Value

Relative Value Strategies: General - 11.4%
104	AlphaBet Offshore, Ltd., Class A1, Series 12RUP	$131,388
662	AlphaBet Offshore, Ltd., Class A1, Series 2013-09	652,029
275	AlphaBet Offshore, Ltd., Class A1, Series 2014-01	272,014
261	Hildene Opportunities Offshore Fund, Ltd., Series 1 August 2008	1,257,638
40	Kawa Off-Shore Feeder Fund, Ltd., Ordinary Shares, Lead Series	1,058,410
508	Pine River Fixed Income Fund, Ltd., Class A, Series 49	538,043
480	Pine River Fixed Income Fund, Ltd., Class A, Series 53	497,591
		4,407,113

	Total Underlying Funds (Cost $31,605,300)	$33,919,028

Shares	Money Market Funds - 6.1%	Value

2,367,980	Fidelity Institutional Money Market Fund, 0.05% (d) (Cost $2,367,980)	$2,367,980

	Total Investments - 94.0% (Cost $33,973,280) (Note 2)	$36,287,008

	Other Assets in Excess of Liabilities - 6.0%	2,310,117

	Net Assets - 100.0%	$38,597,125

(a)	Underlying Funds are investment funds that are not registered under the Investment Company Act of 1940, as amended, (each a "Private Fund") and Private Funds that invest in other Private Funds.
(b)	Managed by Pluscios Management LLC, an investment sub-adviser to the Fund (a "Sub-Adviser").
(c)	Managed by Meritage Capital, LLC, another Sub-Adviser.
(d)	The rate shown is the 7-day effective yield as of February 28, 2014.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

Unfunded
		Redemption	Redemption	Commitments as of
Value (e)	Strategy	Frequency	Notice (Days)	February 28, 2014

$5,997,149	Event Driven Strategies (f)	Quarterly	60-90	-

716,894	Global Macro Strategies (g)	Monthly	35	-

10,004,798	Long/Short Equity Strategies (h)	Quarterly-	45-95	-
Semi-Annually

9,509,028	Multi Strategies (i)	Monthly-	45-90	-
Quarterly

3,284,046	Relative Value Strategies: Fixed Income	Monthly	30-90	$-
	Hedge and Fixed Income Arbitrage (j)	Quarterly

4,407,113	Relative Value Strategies: General (k)	Monthly-	45-180	-
Quarterly

(e)	Values of Underlying Funds have been estimated using the net asset value per share as of February 28, 2014 (Note 2).

(f)
Event Driven Strategies includes Underlying Funds that invest in: (1) equity and/or fixed income securities of U.S. and/or foreign issuers based on how certain events such as mergers, consolidations, acquisitions, transfers of assets, tender offers, exchange offers, re-capitalizations, liquidations, divestitures, spin-offs and other similar transactions are expected to affect the value of such securities (Merger/Risk Arbitrage Strategy); and (2) equity and/or fixed income securities of financially troubled U.S. and/or foreign issues (i.e., companies involved in bankruptcy proceedings, financial reorganizations or other similar financial restructurings) (Bankruptcy/Distressed Strategy).  These strategies may utilize long and short positions.  Investments representing 62% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 3% of the net asset value of the interests being liquidated.  The remaining restriction period for these investments ranges between 3 and 10 months as of February 28, 2014.  Investments representing 19% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 5% of the net asset value of the interests being liquidated.  The remaining restriction period for these investments ranges between 3 and 10 months as of February 28, 2014.  The remaining Underlying Fund investments in this strategy cannot be redeemed without payment of a redemption penalty of 3% of the net asset value of the interests being liquidated for redemptions in excess of 25% of the net asset value of the Underlying Fund.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

(g)
Global Macro Strategies includes Underlying Funds that: (1) invest across a variety of securities and financial instruments of U.S. and foreign issuers based on interpretations of the global macro economy and changes therein on the valuation of such securities and financial instruments. Investments may include equity and fixed income securities, currencies and commodities (Discretionary Strategy); and (2) trade futures contracts and options on futures contracts as either buyers or sellers of contracts representing real assets such as gold, silver, wheat, coffee, sugar heating oil, as well as financial assets such as government bonds, equity market indices and currencies to take advantage of investment opportunities in the global equity, fixed income, currency and commodity markets (Managed Futures Strategy).  Long and short positions may be utilized.  Investments representing 100% of the value of the Underlying Fund investments in this strategy can be redeemed with no restrictions as of February 28, 2014.

(h)
Long/Short Equity Strategies includes Underlying Funds that purchase and sell short equity securites of U.S. and foreign issuers.  Investments may focus on specific regions, sectors or types of equity securities.  Long and short positions may not be invested in equal amounts and, as such may not seek to neutralize general market risk.  Investments representing 24% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty ranging between 2 and 3% of the net asset value of the interests being liquidated.  Investments representing 10% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed within 12 month of purchase.  The remaining restriction period for these investments is 10 months as of February 28, 2014.  The remaining Underlying Fund investments in this strategy can be redeemed with no restrictions as of February 28, 2014.

(i)
Multi Strategies includes Underlying Funds that dynamically allocate capital among several different strategies typically employed by unregistered (private) funds (i.e. Relative Value Strategies (see (k) below), Long/Short Equity Strategies (see (h) above) and Global Macro Strategies (see (g) above).  Investments representing 14% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty of 4% of the net asset value of the interests being liquidated.  The remaining restriction period for these investments is between 5 and 7 months as of November 30, 2013.  Investments representing 14% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed without payment of a redemption penalty of 3% for the net asset value of the interests being liquidated for redemptions in excess of 50% of the net asset value of the Underlying Fund.  The remaining Underlying Fund investments in this strategy can be redeemed with no restrictions as of February 28, 2014.

(j)
Relative Value Strategies - Fixed Income Hedge/Arbitrage includes Underlying Funds that: (1) generally purchase fixed income securities of U.S. and foreign issuers including corporations, governments and financial institutions as well as mortgage-related securities that are perceived to be undervalued and sell short such fixed income securities that are perceived to be overvalued (Fixed Income Hedge Strategy); and (2) purchase and sell short fixed income securities issued by U.S. and/or foreign issuers to capitalize on perceived pricing discrepancies within and across types of fixed income securities (Fixed Income Arbitrage Strategy).  Investments representing 65% of the value of the Underlying Fund investments in this strategy can be redeemed with no restrictions as of February 28, 2014.  The remaining Underlying Fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 2% of the net asset value of the interests being liquidated.  The remaining restriction period for these investments ranges between 4 and 10 months as of February 28, 2014.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

(k)
Relative Value Strategies - General includes Underlying Funds that: (1) employ Fixed Income Hedge and Fixed Income Arbitrage Strategies (see (j) above); and (2) simultaneously purchase convertible securities of U.S. and foreign issuers and the sell short the corresponding underlying common stocks (or equivalent thereof) to capitalize on perceived pricing discrepancies between the convertible securities and the underlying common stocks (Convertible Arbitrage Strategy).  Investments representing 24% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 3% of the net asset value of the interests being liquidated.  Investments representing 23% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed within 12 months of purchase.  The remaining restriction period for these investments is between 4 and 8 months as of February 28, 2014.  The remaining Underlying Fund investments in this strategy can be redeemed with no restrictions as of February 28, 2014.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF FUTURES CONTRACTS
February 28, 2014 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Notional Value of Contracts	Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note Futures	3/31/2014	49	$10,773,875	$(1,855)
5-Year U.S. Treasury Note Futures	3/31/2014	67	8,030,578	(2,014)
10-Year U.S. Treasury Note Futures	3/20/2014	72	8,966,250	(2,727)
U.S. Treasury Long Bond Futures	3/20/2014	62	8,249,875	24,777
Total Futures Contracts			$36,020,578	$18,181

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2014 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$33,973,280
At value (Note 2)	$36,287,008
Margin deposits for futures contracts (Note 2)	1,867,415
Subscriptions in underlying funds paid in advance	500,000
Variation margin receivable (Notes 2 and 5)	18,181
Dividends receivable	68
Other assets	9,000
Total assets	38,681,672

LIABILITIES
Payable to Advisor (Note 4)	65,547
Accrued fund services fees (Note 4)	4,300
Accrued Trustees' expenses (Note 4)	600
Other accrued expenses	14,100
Total liabilities	84,547

NET ASSETS	$38,597,125

NET ASSETS CONSIST OF:
Paid-in capital	$36,581,788
Accumulated net investment loss	(933,987)
Accumulated net realized gains from other financial instruments	617,415
Net unrealized appreciationon:
Investments	2,313,728
Futures contracts	18,181

NET ASSETS	$38,597,125

UNITS OUTSTANDING (1,000,000 units authorized, $100.00 par value)	362,202

NET ASSET VALUE PER UNIT (Note 2)	$106.56

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$631

EXPENSES
Investment adviser fees (Note 4)	166,366
Professional fees	53,000
Fund services fees (Note 4)	31,179
Custodian fees	17,126
Trustees' fees and expenses (Note 4)	11,494
Registration and filing fees	4,861
Other expenses	638
Total expenses	284,664
Advisory fee reductions (Note 4)	(44,857)
Net expenses	239,807

NET INVESTMENT LOSS	(239,176)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
AND FUTURES CONTRACTS
Net realized gains from futures contracts (Note 5)	617,415
Net change in unrealized appreciation/depreciation on:
Investments	2,226,373
Futures contracts (Note 5)	18,181
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
AND FUTURES CONTRACTS	2,861,969

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,622,793

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Period
	February 28,	Ended
	2014	August 31,
	(Unaudited)	2013 (a)
FROM OPERATIONS
Net investment loss	$(239,176)	$(31,023)
Net realized gains from futures contracts	617,415	-
Net change in unrealized appreciation/depreciation on investments
and futures contracts	2,244,554	87,355
Net increase in net assets from operations	2,622,793	56,332

DISTRIBUTIONS TO UNITHOLDERS
In excess of net investment income	(663,788)	-

CAPITAL UNIT TRANSACTIONS
Sale of units	22,809,000	13,009,000
Net asset value of units issued in reinvestment of
distributions to unitholders	663,788	-
Increase in net assets from capital share transactions	23,472,788	13,009,000

NET INCREASE IN NET ASSETS	25,431,793	13,065,332

NET ASSETS
Beginning of period	13,165,332	100,000
End of period	$38,597,125	$13,165,332

ACCUMULATED NET INVESTMENT LOSS	$(933,987)	$(31,023)

UNIT TRANSACTIONS
Sale of units	224,845	129,860
Units reinvested	6,497	-
Increase in units outstanding	231,342	129,860
Units outstanding at beginning of period	130,860	1,000
Units outstanding at end of period	362,202	130,860

(a)	Represents the period from the commencement of operations (July 1, 2013) through August 31, 2013.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
STATEMENT OF CASH FLOWS
For the Six Months Ended February 28, 2014 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations		$2,622,793
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activites:
Purchase of long-term investments	$(20,168,000)
Net sale of short-term investments	1,407,622
Net change in unrealized appreciation on investments	(2,226,373)
Net change in unrealized appreciation on futures contracts	(18,181)
Increase (decrease) in operating assets and liabilitites:
Margin deposits for futures contracts	(1,867,415)
Due from broker	250,000
Subscriptions in investments paid in advance	9,035,500
Dividends receivable	23
Other assets	(9,000)
Payable to Advisor	54,410
Accrued Trustees' fees and expenses	(4,400)
Accrued fund services fees	(716)
Other accrued expenses	9,737
Total adjustments		(13,536,793)

NET CASH USED IN OPERATING ACTIVITIES		(10,914,000)

CASH FLOWS FROM FINANCING ACTIVITIES
Receipt of proceeds from units sold, net	22,809,000
Subscriptions received in advance from unitholders	(11,895,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES		10,914,000

NET INCREASE IN CASH		$-
Cash, beginning of period		-
Cash, end of period		$-

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Unit Outstanding Throughout Each Period

	Six Months
	Ended		Period
	February 28,		Ended
	2014		August 31,
	(Unaudited)		2013 (a)

Net asset value, beginning of period	$100.61		$100.00

Income (loss) from investment operations:
Net investment loss (b)	(0.83)		(0.27)
Net realized and unrealized gains on investments	9.39		0.88
Total from investment operations	8.56		0.61

Less distributions:
In excess of net investment income	(2.61)		-

Net asset value, end of period	$106.56		$100.61

Total return (c)	8.62%	(d)	0.61%		(d)

Ratios/supplementary data:
Net assets at end of period (000's omitted)	$38,597		$13,165

Ratios to average net assets:
Net investment loss (e)	(1.59% )	(f)	(1.59%	)	(f)
Total expenses (e) (g)	1.90%	(f)	2.46%		(f)
Net expenses (e)	1.60%	(f)	1.60%		(f)
Portfolio turnover rate	0%		0%

(a)	Represents the period from the commencement of operations (July 1, 2013) through August 31, 2013.
(b)	Calculated based on average units outstanding during the period.
(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gain distributions are reinvested in units of the Fund.  The returns shown do not reflect the deduction of taxes a unitholder would pay on Fund distributions, if any, or the redemption of Fund units.

(d)	Not annualized.
(e)	Does not include the expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Reflects the expense ratio excluding any advisory fee reductions and /or expense reimbursements.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2014 (Unaudited)

1.  Organization

The FSI Low Beta Absolute Return Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company, organized as a Delaware statutory trust on August 3, 2012.  The Fund is authorized to issue 1,000,000 units at the net asset value per unit.  The Fund’s investment objective is to seek attractive risk-adjusted rates of return, “Alpha,” with a risk profile and volatility that is similar to that of the Barclays U.S. Aggregate Bond Index.  On April 19, 2013, the Fund was initially seeded through the sale of 1,000 units for $100,000 to Gary W. Gould, Managing Principal of Financial Solutions, Inc. and Principal Executive Officer and Trustee of the Fund.  The Fund commenced operations on July 1, 2013.

2.  Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The Fund computes its net asset value as of the last business day of each month.  In determining its net asset value, the Fund values its investments as of such month-end.  The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund’s Valuation Committee will value its investments in Underlying Funds at fair value.  As a general matter, the fair value of the Fund’s interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from an Underlying Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.  In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Underlying Fund in accordance with the Underlying Fund’s valuation policies and reported at the time that the Valuation Committee values the Underlying Fund.  In the unlikely event that an Underlying Fund does not report a month-end value to the Fund on a timely basis, the Valuation Committee would determine the fair value of such Underlying Fund based on the most recent value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio.  Using the nomenclature of the hedge fund industry, any value reported as “estimated” or “final” values will reasonably reflect market values of securities for which market quotations are available or fair value as of the date the Valuation Committee values the Underlying Fund.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Underlying Funds
Event Driven Strategies	$-	$-	$5,997,149	$5,997,149
Global Macro	-	716,894	-	716,894
Long/Short Equity Strategies	-	6,548,897	3,455,901	10,004,798
Multi Strategies	-	6,882,609	2,626,419	9,509,028
Relative Value Strategies: Fixed Income
Hedge and Fixed Income Arbitrage	-	2,145,938	1,138,108	3,284,046
Relative Value Strategies: General	-	2,313,069	2,094,044	4,407,113
Money Market Funds	-	2,367,980	-	2,367,980
Total	$-	$20,975,387	$15,311,621	$36,287,008

Other Financial Instruments:
Futures Contracts	$18,181	$-	$-	$18,181

As of February 28, 2014, the Fund did not have any transfers in and out of any Level.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Balance as of 8/31/13	$5,833,888
Purchases	8,921,303
Change in unrealized appreciation (depreciation)	556,430

Balance as of 2/28/14	$15,311,621

Significant unobservable valuation inputs for material Level 3 investments as of February 28, 2014 are as follows:

	Value at	Valuation Technique/
Investment in Securities	2/28/2014	Unobservable Input

Hedge Funds

Candlewood Structures Credit		Unadjusted NAV as practical expedient;
Harvest Fund, Ltd., Series 1	$474,058	not redeemable within 4 months

Candlewood Structures Credit		Unadjusted NAV as practical expedient;
Harvest Fund, Ltd., Series 2	268,319	not redeemable within 5 months

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

	Value at	Valuation Technique/
Investment in Securities	2/28/2014	Unobservable Input

Hedge Funds (Continued)

Candlewood Structures Credit		Unadjusted NAV as practical expedient;
Harvest Fund, Ltd., Series 3	$252,972	not redeemable within 6 months

Candlewood Structures Credit		Unadjusted NAV as practical expedient;
Harvest Fund, Ltd., Series 4	155,492	not redeemable within 10 months

Eminence Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A, Series 1 (2014)	1,034,471	not redeemable within 10 months

Greylock Global Opportunity Fund		Unadjusted NAV as practical expedient;
(Offshore), Ltd., Class A, Series 1	1,138,108	not redeemable within 10 months

Harvey SMidCap Offshore Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A Sub-Class 1, Series 1	936,098	not redeemable within 6 months

Harvey SMidCap Offshore Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A Sub-Class 1, Series 0114	363,061	not redeemable within 10 months

Kawa Off-Shore Feeder Fund, Ltd.,		Unadjusted NAV as practical expedient;
Ordinary Shares, Lead Series	1,058,410	not redeemable within 8 months

Millenium International, Ltd.,		Unadjusted NAV as practical expedient;
Class EE Sub Class III, Series 01A	1,342,274	not redeemable within 7 months

Miura Global Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class AA Sub Class II, Series 0713	602,669	not redeemable within 4 months

Miura Global Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class AA Sub Class II, Series 0913	519,602	not redeemable within 6 months

Pine River Fixed Income Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A, Series 49	538,043	not redeemable within 4 months

Pine River Fixed Income Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A, Series 53	497,591	not redeemable within 7 months

Pluscios Offshore Fund, SPC,		Unadjusted NAV as practical expedient;
Class F, Series 0713	3,708,126	not redeemable within 10 months

Scoggin Worldwide Distressed Fund Ltd.,		Unadjusted NAV as practical expedient;
Class Q, Series 0913.1	1,138,182	not redeemable within 10 months

Whitebox Multi-Strategy Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class E, Series E-10	1,077,182	not redeemable within 6 months

Whitebox Multi-Strategy Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class E, Series 01-14	206,963	not redeemable within 10 months

Unit Valuation – The net asset value per unit of the Fund is calculated monthly by dividing the total value of the Fund’s assets, less liabilities, by the number of units outstanding.  The offering price and redemption price per unit of the Fund is equal to the net asset value per unit.

Investment Income – Dividend income is recorded on the ex-dividend date.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Security Transactions – Investment transactions are accounted for on the trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Distributions to Unitholders – Distributions to unitholders arising from net investment income and net realized capital gains, if any, are declared and paid at least annually.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.  Dividends and distributions to unitholders are recorded on the ex-dividend date.  The tax character of distributions paid to unitholders during the six months ended February 28, 2014 was ordinary income.

Futures Contracts – The Fund may enter into futures contracts as part of its investment strategy and for hedging purposes.  When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund upon the purchase or sale of the futures contract. Instead, the Fund is required to deposit with the futures commission merchant an amount of cash or qualifying securities currently ranging from 5% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the fluctuations in the fair value of the underlying investment. The Fund recognizes an unrealized gain or loss equal to the variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation margin receivable or payable are reported on the Statement of Assets and Liabilities.  Additionally, the Fund is required to maintain, on a daily basis, cash or liquid securities in an amount equal to the current market value of the U.S. Treasury futures in which it invests minus any amounts paid to brokers toward such position.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal Income Tax – The Fund has qualified and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”).  Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized gains are distributed in accordance with the Code.  Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of February 28, 2014:

Tax cost of portfolio investments	$36,355,574
Gross unrealized appreciation	$-
Gross unrealized depreciation	(68,566)
Net unrealized depreciation	(68,566)
Accumulated ordinary income	1,448,307
Other gains	635,596
Distributable earnings	$2,015,337

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to futures contracts and holdings classified as passive foreign investment companies (PFICs).

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions for the current tax year and the open tax year ended August 31, 2013 and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.  Investment Transactions

During the six months ended February 28, 2014, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $20,168,000 and $0, respectively.

4.  Transactions with Related Parties and Other Service Providers

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by Financial Solutions, Inc. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.11% of the Fund’s average monthly net assets and pays any sub-advisory fees out of the fees it receives.

The Adviser has contractually agreed, until April 30, 2015, to reduce its advisory fees and to reimburse the Fund’s operating expenses to the extent necessary so that the Fund’s annual ordinary operating expenses (after fee reductions and/or expenses reimbursements, and exclusive of taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) do not exceed an amount equal to 1.60% of the Fund’s average monthly net assets.  Prior to December 15, 2013, a service provider to the Fund voluntarily agreed to waive a portion of its fees.  During the six months ended February 28, 2014, advisory fee reductions and other waivers were as follows:

Advisory Fee Reductions	Other Fee Waivers	Total
$41,913	$2,944	$44,857

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Advisory fee reductions and expense reimbursements or Fund operating expenses reimbursed by the Adviser are subject to repayment by the Fund for a period of three fiscal years following the end of the fiscal year in which such reduction or reimbursement was incurred, provided that the repayments do not cause the Fund’s current expenses to exceed the expense limit in effect at the time of the reduction or reimbursement.  After this agreement to reduce advisory fees and /or reimburse expenses is in effect for at least one (1) year, the agreement may be terminated, upon sixty (60) days’ written notice, and without payment of any penalty prior to the completion of its term by the Board, on behalf of the Fund.  No such termination shall affect the obligation (including the amount of the obligation) of the Fund to repay fee reductions and/or expense reimbursements with respect to periods prior to such termination.  As of February 28, 2014, the Adviser may in the future recover advisory fee reductions totaling $57,135.  The Adviser may recover a portion of this amount no later than the dates as stated below:

August 31, 2016	August 31, 2017
$15,222	$41,913

SUB-ADVISERS
Meritage Capital, LLC (“Meritage”) and Pluscios Management LLC (“Pluscios”) serve as sub-advisers to the Fund.  The Adviser pays Meritage and Pluscios any sub-advisory fees out of the fees it receives pursuant to the investment advisory agreement.  Meritage and Pluscios have each executed an agreement with the Adviser under which each agrees to waive a portion of its sub-advisory fees payable to it by the Adviser (each a “Sub-Advisory Waiver Agreement”).  Each Sub-Advisory Waiver Agreement provides that the applicable Sub-Adviser will waive its annual contractual fee in an amount equal to the value of annual advisory fees waived and/or Fund expenses reimbursed by the Adviser (as a percentage of the annual advisory fee) under the Adviser Waiver Agreement (“Adviser Waiver”) up to a maximum of 50% of the Sub-Adviser’s annual contractual fee through April 30, 2015 (each a “Sub-Adviser Waiver”).  Pursuant to each Sub-Advisory Agreement, if the Adviser recoups all or a portion of the Adviser Waiver for any period permitted under the Adviser Waiver Agreement (the “Recoupment Period”), the Adviser shall use that recoupment to reimburse a Sub-Adviser in an amount equal to its Sub-Adviser Waiver for the Recoupment Period.  If the amount of the recoupment paid by the Fund is less than the Adviser Waiver for the Recoupment Period, the Adviser shall reimburse the Sub-Adviser in an amount equal to the Sub-Advisory Waiver for the Recoupment Period multiplied by the ratio of the recoupment amount to the Adviser Waiver.

Meritage and Pluscios serve as investment managers of Centennial Global Macro Fund Segregated Portfolio, Series D and Pluscios Offshore Fund, SPC, Class F, respectively.  During the six months ended February 28, 2014, purchases of hedge funds managed by Meritage and Pluscios were as follows:

Centennial Global Macro Fund Segregated Portfolio, Series D 0913	$164,500
Pluscios Offshore Fund, SPC, Class F, Series 0913	1,500,000
Pluscios Offshore Fund, SPC, Class F, Series 0114	1,734,000

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

MUTUAL FUND SERVICES
Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Fund.  Ultimus also provides a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.  Pursuant to a services agreement with Ultimus, the Fund pays Ultimus customary fees for its services.  Ultimus earned $10,750 in fund services fees during the six months ended February 28, 2014.

Prior to December 16, 2013, Atlantic Fund Services, LLC provided these same services to the Fund for customary fees.

DISTRIBUTION AGREEMENT
Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter.  The Distributor is not affiliated with the Adviser or with Ultimus.

TRUSTEE COMPENSATION
Each Trustee who is not an interested person of the Trust (“Independent Trustee”) receives from the Fund an annual retainer fee of $10,000 for service to the Fund.  Each Independent Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as a Trustee, including travel and related expenses incurred in attending Board meetings.  No officer of the Fund is compensated by the Fund.

5.  Derivatives Risk and Transactions

In seeking risk adjusted rates of return, the Fund may invest in U.S. Treasury futures to provide exposure to the market value change of a high quality fixed income portfolio.  The price of a futures contract may change rapidly in response to changes in the markets and the general economic environment as well as in the value of the underlying asset, index, interest rate or other investment on which the futures are based.  Futures may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in futures could have a large potential effect on the performance of the Fund.  Changes in the liquidity of U.S. Treasury futures (i.e., due to, among other things, price fluctuation or position limitations imposed by U.S. commodity exchanges) and rising interest rates may cause the value of U.S. Treasury futures to decline.

The Fund’s positions in derivative instruments as of February 28, 2014 are recorded in the following locations in the Statement of Assets and Liabilities:

		Fair Value		Gross Notional Amount Outstanding
Type of Derivative	Location	Asset Derivatives	Liability Derivatives	February 28, 2014
Interest rate contracts – Futures contracts purchased	Variation margin receivable	$18,181	$-	$36,020,578

The average monthly notional amount of futures contracts purchased during the six months ended February 28, 2014 was $11,933,852.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund’s transactions in derivative instruments during the six months ended February 28, 2014 are recorded in the following locations in the Statement of Operations:

Type of Derivative	Location	Net Realized Gains	Location	Net Change in Unrealized Appreciation/ Depreciation
Equity contracts – Futures contracts	Net realized gains from futures contracts	$617,415	Net change in unrealized appreciation/ depreciation on futures contracts	$18,181

6.  Offering of Fund Units; Repurchase Offers

Fund units may be purchased by investors who meet certain eligibility requirements set forth in the Fund’s current prospectus as of the first business day of each calendar month; however, Fund units may be offered more or less frequently as determined by the Board in its sole discretion.  Fund units are sold at the current net asset value per unit.  Generally, the minimum initial investment in the Fund is $50,000 and the minimum additional investment is $5,000.  The Fund may accept investments for lesser amounts under certain circumstances, including where a unitholder has significant assets under the management of the Adviser or an affiliate and other special circumstances that may arise.  There are no initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients who purchase units through investment programs such as employee benefit plans.  Certain selling broker-dealers and financial advisers may impose higher minimums.

Because the Fund is a closed-end fund, unitholders do not have the right to require the Fund to redeem any or all of their Units. To provide a limited degree of liquidity to unitholders, the Fund may from time to time offer to repurchase Units pursuant to written repurchase offers, but is not obligated to do so. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion, pursuant to written repurchase offers. In determining whether the Fund should offer to repurchase units, the Board will consider a variety of operational, business and economic factors. The Board convenes quarterly to consider whether or not to authorize a repurchase offer.  The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31(or, if any such date is not a Business Day, on the last Business Day of such calendar quarter).  As of February 28, 2014, the Board has not authorized a repurchase offer.

7.  Investment Risks

An investment in the Fund should be considered a speculative investment that entails a high degree of risk.  It is possible that an investor may lose some or all of its investment and that the Fund may not achieve its investment objective.  The Fund is classified as non-diversified and may invest a significant portion of its assets in Underlying Funds and the Fund may be susceptible to the economic and regulatory factors affecting these Underlying Funds and/or the fund industry.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Underlying Funds invest in a variety of different assets and employ a number of different strategies which in turn subject their investors, including the Fund, to certain risks including those associated with: (1) investing in equities, fixed income securities, convertible securities, derivatives, commodities, mortgage-backed securities, currencies and foreign securities; (2) participating in short sale transactions; and (3) employing arbitrage and leverage.  The Fund may also implement leverage and invest directly in derivatives which will directly expose the Fund to the risks associated with the employment of leverage and investments in derivatives.

The Fund may make additional investments and effect withdrawals from the Underlying Funds only at certain specific times and may not be able to withdraw its investment in an Underlying Fund promptly after it has made a decision to do so.  This may result in a loss to the Fund and adversely affect its investment return.  The Fund’s inability to withdraw an investment in an Underlying Fund may also prevent the Fund from making an offer to repurchase units.  Fund unitholders do not have the right to require the Fund to redeem or repurchase its units and may not have access to the money they invest for an indefinite period of time.  Repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Fund’s Board, in its sole discretion.

The units are not, and are not expected to be, listed for trading on any securities exchange and, to the Fund’s knowledge, there is no, nor will there be, a secondary trading market for the units.  Units are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Fund’s Agreement and Declaration of Trust, as may be amended or amended and restated from time to time.  A unitholder should not expect to be able to sell its units regardless of how the Fund performs.  Because a unitholder may be unable to sell its units, the unitholder will be unable to reduce its exposure on any market downturn.

8.  Contingencies and Commitments

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

9.  Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

FSI LOW BETA ABSOLUTE RETURN FUND
OTHER INFORMATION (Continued)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-379-7380, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-877-379-7380, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q.  These filings are available upon request by calling 1-877-379-7380.  Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov.  The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.   Code of Ethics.

Not applicable

Item 3.   Audit Committee Financial Expert.

Not required

Item 4.   Principal Accountant Fees and Services.

Not required

Item 5.   Audit Committee of Listed Registrants.

Not applicable

Item 6.   Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.   Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.   Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     FSI Low Beta Absolute Return Fund

By (Signature and Title)*		/s/ Gary W. Gould
Gary W. Gould, President

Date	April 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Gary W. Gould
Gary W. Gould, President

Date	April 30, 2014

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	April 30, 2014

*	Print the name and title of each signing officer under his or her signature.